SHARE-BASED COMPENSATION PLANS - Options Roll Forward (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding, beginning of period (in CAD per share) | $	$ 15.62	$ 23.22
Weighted average exercise price of share options granted (in CAD per share) | $	1.48	4.55
Weighted average exercise price of share options forfeited (in CAD per share) | $	21.99	35.10
Weighted average exercise price of share options expired (in CAD per share) | $	36.00	17.12
Weighted average exercise price of share options outstanding, end of period (in CAD per share) | $	$ 8.49	$ 15.62
Number of share options outstanding, beginning of period (in shares)	1,622,132	2,573,024
Number of share options granted (in shares)	95,000	185,000
Number of share options forfeited (in shares)	(722,800)	(877,956)
Number of share options expired (in shares)	(41,800)	(257,936)
Number of share options outstanding, end of period (in shares)	952,532	1,622,132
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares reserved for issuance (in shares)	6,472,738
Number of shares available for future grants (in shares)	5,520,206